Warrants (Details)	3 Months Ended
Mar. 31, 2023 D $ / shares shares
Warrants
Public Warrants expiration term	5 years
Number of warrants exercised or redeemed | shares	0
Public Warrants
Warrants
Exercise price of warrants	$ 11.50
Public Warrants expiration term	5 years
Warrants exercisable term from the completion of business combination	30 days
Number of Class A ordinary shares upon exercise of each warrant | shares	1
Minimum threshold written notice period for redemption of public warrants	30 days
Fair value per share	$ 0.01
Stock price trigger for redemption of public warrants	18.00
Redemption price per public warrant (in dollars per share)	$ 11.50
Threshold trading days for redemption of public warrants	20 days
Threshold number of business days before sending notice of redemption to warrant holders | D	30
Public Warrants | JATT Acquisition Corp
Warrants
Warrants outstanding | shares	6,899,996
Exercise price of warrants	$ 11.50
Private Placement Warrants
Warrants
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days
Private Placement Warrants | JATT Acquisition Corp
Warrants
Warrants outstanding | shares	5,910,000
Exercise price of warrants	$ 11.50